Investment contracts (Tables)	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Summary of Investment Contracts for General Account

	2024	2023

On January 1	10,222	9,597

Deposits	1,595	1,606

Withdrawals	(1,236)	(1,405)

Interest credited	288	221

Net exchange differences	755	(345)

Transfer to/from other headings	1,038	567

Other	(72)	(18)

On December 31	12,592	10,222

Investment contracts consist of the following:	2024	2023

Institutional guaranteed products	182	169

Fixed annuities	12,378	10,024

Other	32	29

On December 31	12,592	10,222